Nissan Auto Receivables 2015-A Owner Trust Servicer’s Certificate	Exhibit 99.1

Collection Period	31-Jul-18	30/360 Days	30	Collection Period Start	1-Jul-18
Distribution Date	15-Aug-18	Actual/360 Days	30	Collection Period End	31-Jul-18
				Prior Month Settlement Date	16-Jul-18
				Current Month Settlement Date	15-Aug-18

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,507,365,780.81	205,904,213.20	189,918,989.09	0.130110
Yield Supplement Overcollaterization		47,683,620.22	2,683,694.13	2,394,889.37
Total Adjusted Portfolio		1,459,682,160.59	203,220,519.07	187,524,099.72
Total Adjusted Securities		1,459,180,628.33	203,220,519.07	187,524,099.72	0.128513
Class A-1 Notes	0.35000%	335,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.67000%	392,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.05000%	546,000,000.00	17,039,890.74	1,343,471.39	0.002461
Class A-4 Notes	1.50000%	127,800,000.00	127,800,000.00	127,800,000.00	1.000000
Certificates	0.00000%	58,380,628.33	58,380,628.33	58,380,628.33	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2 Notes	0.00	0.00	—	—
Class A-3 Notes	15,696,419.35	14,909.90	28.7480208	0.0273075
Class A-4 Notes	0.00	159,750.00	—	1.2500000
Certificates	0.00	0.00	—	—

Total Securities	15,696,419.35	174,659.90

I. COLLECTIONS

Interest:
Interest Collections		496,200.81
Repurchased Loan Proceeds Related to Interest		0.00

Total Interest Collections		496,200.81

Principal:
Principal Collections		15,841,268.21
Repurchased Loan Proceeds Related to Principal		0.00

Total Principal Collections		15,841,268.21

Recoveries of Defaulted Receivables		194,346.26
Servicer Advances		0.00

Total Collections		16,531,815.28

II. COLLATERAL POOL BALANCE DATA

	Number	Amount
Adjusted Pool Balance - Beginning of Period	30,393	203,220,519.07
Total Principal Payment		15,696,419.35

	27,771	187,524,099.72

Nissan Auto Receivables 2015-A Owner Trust Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	16,531,815.28
Reserve Account Draw	0.00
Total Available for Distribution	16,531,815.28

1. Reimbursement of Advance	7,351.51

2. Servicing Fee:
Servicing Fee Due	171,586.84
Servicing Fee Paid	171,586.84
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	0.00

Class A-2 Notes Monthly Interest Paid	0.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	14,909.90

Class A-3 Notes Monthly Interest Paid	14,909.90
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	159,750.00
Class A-4 Notes Monthly Interest Paid	159,750.00

Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2015-A Owner Trust Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		174,659.90
Total Note Monthly Interest Paid		174,659.90
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00

Total Available for Principal Distribution		16,178,217.03

4. Total Monthly Principal Paid on the Notes		15,696,419.35

Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		15,696,419.35
Change in Total Noteholders’ Principal Carryover Shortfall		0.00

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00

Remaining Available Collections		481,797.68
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		481,797.68

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,647,951.57
Required Reserve Account Amount		3,649,205.40
Beginning Reserve Account Balance		3,649,205.40
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,649,205.40

Required Reserve Account Amount for Next Period		3,649,205.40

VI. POOL STATISTICS

Weighted Average Coupon		2.88%
Weighted Average Remaining Maturity		21.81

	Amount	Number
Principal on Defaulted Receivables	143,955.90	15
Principal Recoveries of Defaulted Receivables	194,346.26

Monthly Net Loss	(50,390.36)
Pool Balance at Beginning of Collection Period	205,904,213.20

Net Loss Ratio for Third Preceding Collection Period	-0.39%
Net Loss Ratio for Second Preceding Collection Period	0.68%
Net Loss Ratio for Preceding Collection Period	-0.41%
Net Loss Ratio for Current Collection Period	-0.29%
Four-Month Average Net Loss Ratio	-0.10%

Cumulative Net Losses for all Periods	9,108,858.24

Nissan Auto Receivables 2015-A Owner Trust Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	2,141,024.26	245	1.13%
61-90 Days Delinquent	339,879.96	37	0.18%
91-120 Days Delinquent	114,471.99	19	0.06%
More than 120 Days	19,093.88	2	0.01%

Total Delinquent Receivables:	2,614,470.09	303	1.38%

61+ Days Delinquencies as Percentage of Receivables
Delinquency Ratio for Third Preceding Collection Period	0.20%	0.15%
Delinquency Ratio for Second Preceding Collection Period	0.27%	0.19%
Delinquency Ratio for Preceding Collection Period	0.28%	0.20%
Delinquency Ratio for Current Collection Period	0.25%	0.21%
Four-Month Average Delinquency Ratio	0.25%	0.19%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap Termination Payments, if any, due to the currency Swap Counterparty under the currency Swap Agreement.		NO

2. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

		NO

3. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?		NO

4. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?		NO

5. Has there been an issuance of notes or other securities backed by the Receivables?		NO

6. Has there been a material change in the underwriting, origination or acquisition of Receivables?		NO